Unaudited Condensed Consolidated Statements of Cash Flows - GBP (£) £ in Thousands	9 Months Ended
	Sep. 30, 2021	Sep. 30, 2020
Cash flows from operating activities
Loss for the period	£ (26,889)	£ (18,421)
Adjustments for:
Income tax credit	(5,198)	(3,797)
Amortization and depreciation	673	667
Finance income	(81)	(234)
Interest expense on lease liabilities	15	20
Share-based payments	4,919	3,069
Net foreign exchange gains	(533)	(619)
Cash flows from (used in) operations before changes in working capital	(27,094)	(19,315)
Movements in working capital:
Increase in prepayments, accrued income and other receivables	(497)	(408)
Increase in trade payables	1,634	1,778
Increase in payroll taxes, social security and accrued expenditure	2,333	1,153
Movements in working capital	3,470	2,523
Cash used in operations	(23,624)	(16,792)
Net income tax received	9,888	4,152
Net cash used in operating activities	(13,736)	(12,640)
Cash flows from investing activities
Interest received	79	300
Payments for property, plant and equipment	(43)	(350)
Payments for intangible assets	(537)	(1,079)
Payments for other non-current assets	(2,597)
Net cash used in investing activities	(3,098)	(1,129)
Cash flows from financing activities
Payments of lease liabilities	(222)	(223)
Proceeds from issue of share capital – exercise of share options	198	15
Proceeds from issue of share capital	0	66,581
Share issue expenses		(4,499)
Net cash (used in) from financing activities	(24)	61,874
Net (decrease) increase in cash and cash equivalents	(16,858)	48,105
Cash and cash equivalents at beginning of period	87,356	51,962
Effect of exchange rate changes on cash and cash equivalents	529	611
Cash and cash equivalents at end of period	£ 71,027	£ 100,678